Financial Instruments fair value risk - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	€ 4,326	€ 3,415
Financial assets at amortised cost	1,004	958
Financial assets at fair value through other comprehensive income	407	527
Financial assets at fair value through profit or loss
Financial assets	6,915	5,769
Financial liabilities
Lease liabilities	(1,408)	(1,649)
Derivatives	(631)	(184)
Other financial liabilities	(418)	(277)
Total financial liabilities	(29,488)	(30,133)	€ (27,305)
Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	289	128
Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	889	741
Fair value
Financial assets
Cash and cash equivalents	4,326	3,415
Financial assets at amortised cost	1,004	958
Financial assets at fair value through other comprehensive income	407	527
Financial assets at fair value through profit or loss
Financial assets	6,915	5,769
Financial liabilities
Bank loans and overdrafts	(519)	(402)
Bonds and other loans	(25,136)	(29,133)
Lease liabilities	(1,408)	(1,649)
Derivatives	(631)	(184)
Other financial liabilities	(418)	(277)
Total financial liabilities	(28,112)	(31,645)
Fair value | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	289	128
Fair value | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	889	741
Carrying amount
Financial assets
Cash and cash equivalents	4,326	3,415
Financial assets at amortised cost	1,004	958
Financial assets at fair value through other comprehensive income	407	527
Financial assets at fair value through profit or loss
Financial assets	6,915	5,769
Financial liabilities
Bank loans and overdrafts	(519)	(402)
Bonds and other loans	(26,512)	(27,621)
Lease liabilities	(1,408)	(1,649)
Derivatives	(631)	(184)
Other financial liabilities	(418)	(277)
Total financial liabilities	(29,488)	(30,133)
Carrying amount | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	289	128
Carrying amount | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 889	€ 741